Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mercer US Small/Mid Cap Equity Fund | Class Y-3
Prospectus [Line Items]
Annual Return [Percent]	6.44%	13.47%	15.25%	(16.75%)	24.36%	15.70%	29.42%	(13.20%)	26.05%	5.34%
Mercer Non-US Core Equity Fund | Adviser Class
Prospectus [Line Items]
Annual Return [Percent]	37.31%	6.30%	18.80%	(16.83%)	11.92%	12.96%	24.40%	(13.12%)	27.45%	1.10%
Mercer Emerging Markets Equity Fund | Class Y-3
Prospectus [Line Items]
Annual Return [Percent]	31.10%	2.00%	7.13%	(24.25%)	0.01%	15.36%	18.69%	(16.86%)	35.15%	8.96%
Mercer Core Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Annual Return [Percent]	7.79%	2.04%	6.43%	(13.69%)	(1.15%)	9.49%	9.68%	(0.49%)	4.28%	3.52%
Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Annual Return [Percent]	10.41%	2.24%	12.11%	(11.56%)	1.25%	8.26%	8.74%	(5.52%)	12.51%	10.88%
Mercer Short Duration Fixed Income Fund | Class Y-3
Prospectus [Line Items]
Annual Return [Percent]	5.77%	5.26%